COMMITMENTS AND CONTINCENGIES (Details) - USD ($)	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
COMMITMENTS AND CONTINCENGIES
Rent expense	$ 212,000	$ 90,000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	153,206	60,889
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 274,531	$ 74,234